UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010
                                                -----------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cedar Hill Capital Partners, LLC
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Address:       445 Park Avenue, 5th Floor
           ------------------------------------------
               New York, New York 10022
           ------------------------------------------
           ------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Frank J. Paone
         ------------------------------------------
Title:         Chief Accounting Officer
         ------------------------------------------
Phone:         (212) 201-5805
         ------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Frank J. Paone                     New York, NY             5/14/2010
------------------------------    -------------------------    ---------------
        [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              19
                                            --------------------------
Form 13F Information Table Value Total:              $47,957
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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      COLUMN 1                    COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
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                                  TITLE OF             VALUE   SHARES/ PRN        PUT/ INVESTMENT  OTHER
   NAME OF ISSUER                  CLASS      CUSIP   (X1000)      AMT     SH/PRN CALL DISCRETION MANAGERS    VOTING AUTHORITY
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                                                                                                             SOLE     SHARED  NONE
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
ALLIANCE DATA SYSTEMS
CORP                                 COM   018581108    2,523       39,425   SH           SOLE               39,425
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BROOKFIELD HOMES CORP                COM   112723101      149       17,100   SH           SOLE               17,100
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CBL & ASSOC PPTYS INC                COM   124830100    4,165      304,045   SH           SOLE              304,045
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DUKE REALTY CORP                     COM   264411505    1,115       89,897   SH           SOLE               89,897
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL            SH BEN INT   29476L107    1,368       34,945   SH           SOLE               34,945
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FIRST INDUSTRIAL REALTY TRUST        COM   32054K103    1,552      200,000   SH           SOLE              200,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP                COM   320771108      982      345,900   SH           SOLE              345,900
-----------------------------------------------------------------------------------------------------------------------------------
GREENHILL & CO INC                   COM   395259104    3,979       48,469   SH           SOLE               48,469
-----------------------------------------------------------------------------------------------------------------------------------
KB HOME                              COM   48666K109      838       50,000   SH           SOLE               50,000
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NELNET INC                           CL A  64031N108    5,382      290,000   SH           SOLE              290,000
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NORTHWEST BANCSHARES INC MD          COM   667340103    1,760      150,000   SH           SOLE              150,000
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ORIENTAL FINL GROUP INC              COM   68618W100    4,725      350,000   SH           SOLE              350,000
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SL GREEN RLTY CORP                   COM   78440X101    1,548       27,038   SH           SOLE               27,038
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WESTERN UN CO                        COM   959802109    2,544      150,000   SH           SOLE              150,000
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WORLD ACCEP CORP DEL                 COM   981419104    2,227       61,731   SH           SOLE               61,731
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ASPEN INSURANCE HOLDINGS LTD         SH    G05384105    2,596       90,000   SH           SOLE               90,000
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INVESCO LTD                          SH    G491BT108    3,506      160,000   SH           SOLE              160,000
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MAX CAPITAL GROUP LTD                SH    G6052F103    3,449      150,000   SH           SOLE              150,000
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WHITE MTNS INS GROUP LTD             COM   G9618E107    3,550       10,000   SH           SOLE               10,000
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